Schedule of Allowance for Doubtful Accounts (Details)	12 Months Ended
Feb. 29, 2016 CAD
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	CAD 36,329
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	51,579
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	(36,329)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	(15,250)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	(73,093)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 10	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 11	36,329
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 12	CAD 51,579